Securities (Amortized Cost and Estimated Market Value of Securities by Contract Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments Classified By Contractual Maturity Date [Line Items]
Available for Sale amortized cost, Due in one year or less	$ 1,857
Available for Sale amortized cost, Due after one year through five years	13,981
Available for Sale amortized cost, Due in five year through ten years	4,605
Available for Sale amortized cost, Due after ten years	286
Available for Sale amortized cost, Subtotal	20,729
Available for Sale, Amortized Cost	49,633	52,036
Held to Maturity, Due in one year or less	90
Held to Maturity amortized cost, Due after one year through five years	455
Held to Maturity amortized cost, Due in five year through ten years	660
Held to Maturity amortized cost, Due after ten years	1,140
Held to Maturity, Amortized cost	2,345
Available for sale market value, Due in one year or less	1,864
Available for sale market value, Due after one year through five years	14,245
Available for sale market value, Due in five year through ten years	4,673
Available for sale market value, Due after ten years	373
Available for sale market value, Subtotal	21,155
Available for Sale, Market Value	50,764	53,049
Held to maturity market value, Due in one year or less	92
Held to maturity market value, Due after one year through five years	486
Held to maturity market value, Due in five year through ten years	726
Held to maturity market value, Due after ten years	1,266
Held-to-Maturity Securities, Market Value	2,570	2,665
Equity Securities [Member]
Investments Classified By Contractual Maturity Date [Line Items]
Available for Sale, Amortized Cost	3	3
Available for Sale, Market Value	1	1
Mortgage-backed securities [Member]
Investments Classified By Contractual Maturity Date [Line Items]
Available for Sale, Amortized Cost	28,901	30,350
Available for Sale, Market Value	$ 29,608	$ 30,909